INVESTMENTS IN JOINT VENTURES (Table)	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN JOINT VENTURES
Schedule Of Income Statement
	For the Year ended December 31, 2022	For the Year ended December 31, 2021
Revenue	$107,282	$153,742
Net Income	$92,513	$143,405